Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	First Trust Series Fund
Entity Central Index Key	0001497778
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000092932 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Preferred Securitiesand Income Fund
Class Name	Class A
Trading Symbol	FPEAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Preferred Securities and Income Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/MF/FPEAX. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/MF/FPEAX
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Preferred Securities and Income Fund - Class A	$69	1.40%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.40%	[1]
Net Assets	$ 201,492,012
Holdings Count | Holding	209
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of April 30, 2025)
Fund net assets	$201,492,012
Total number of portfolio holdings	209
Portfolio turnover rate	25%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of April 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Bank of America Corp., 6.63%	2.5%
Wells Fargo & Co., Series L, 7.50%	2.3%
Barclays PLC, 8.00%	2.1%
JPMorgan Chase & Co., Series NN, 6.88%	1.7%
Credit Agricole S.A., 6.70%	1.5%
Land O'Lakes, Inc., 8.00%	1.4%
BNP Paribas S.A., 8.50%	1.4%
Hartford Financial Services Group (The), Inc., 6.71%, 02/12/47	1.3%
Charles Schwab (The) Corp., Series H, 4.00%	1.3%
Lloyds Banking Group PLC, 8.00%	1.3%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Bank of America Corp., 6.63%	2.5%
Wells Fargo & Co., Series L, 7.50%	2.3%
Barclays PLC, 8.00%	2.1%
JPMorgan Chase & Co., Series NN, 6.88%	1.7%
Credit Agricole S.A., 6.70%	1.5%
Land O'Lakes, Inc., 8.00%	1.4%
BNP Paribas S.A., 8.50%	1.4%
Hartford Financial Services Group (The), Inc., 6.71%, 02/12/47	1.3%
Charles Schwab (The) Corp., Series H, 4.00%	1.3%
Lloyds Banking Group PLC, 8.00%	1.3%

C000092933 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Preferred Securitiesand Income Fund
Class Name	Class C
Trading Symbol	FPECX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Preferred Securities and Income Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/MF/FPECX. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/MF/FPECX
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Preferred Securities and Income Fund - Class C	$106	2.15%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	2.15%	[2]
Net Assets	$ 201,492,012
Holdings Count | Holding	209
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of April 30, 2025)
Fund net assets	$201,492,012
Total number of portfolio holdings	209
Portfolio turnover rate	25%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of April 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Bank of America Corp., 6.63%	2.5%
Wells Fargo & Co., Series L, 7.50%	2.3%
Barclays PLC, 8.00%	2.1%
JPMorgan Chase & Co., Series NN, 6.88%	1.7%
Credit Agricole S.A., 6.70%	1.5%
Land O'Lakes, Inc., 8.00%	1.4%
BNP Paribas S.A., 8.50%	1.4%
Hartford Financial Services Group (The), Inc., 6.71%, 02/12/47	1.3%
Charles Schwab (The) Corp., Series H, 4.00%	1.3%
Lloyds Banking Group PLC, 8.00%	1.3%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Bank of America Corp., 6.63%	2.5%
Wells Fargo & Co., Series L, 7.50%	2.3%
Barclays PLC, 8.00%	2.1%
JPMorgan Chase & Co., Series NN, 6.88%	1.7%
Credit Agricole S.A., 6.70%	1.5%
Land O'Lakes, Inc., 8.00%	1.4%
BNP Paribas S.A., 8.50%	1.4%
Hartford Financial Services Group (The), Inc., 6.71%, 02/12/47	1.3%
Charles Schwab (The) Corp., Series H, 4.00%	1.3%
Lloyds Banking Group PLC, 8.00%	1.3%

C000092934 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Preferred Securitiesand Income Fund
Class Name	Class F
Trading Symbol	FPEFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Preferred Securities and Income Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/MF/FPEFX. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/MF/FPEFX
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Preferred Securities and Income Fund - Class F	$64	1.30%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.30%	[3]
Net Assets	$ 201,492,012
Holdings Count | Holding	209
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of April 30, 2025)
Fund net assets	$201,492,012
Total number of portfolio holdings	209
Portfolio turnover rate	25%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of April 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Bank of America Corp., 6.63%	2.5%
Wells Fargo & Co., Series L, 7.50%	2.3%
Barclays PLC, 8.00%	2.1%
JPMorgan Chase & Co., Series NN, 6.88%	1.7%
Credit Agricole S.A., 6.70%	1.5%
Land O'Lakes, Inc., 8.00%	1.4%
BNP Paribas S.A., 8.50%	1.4%
Hartford Financial Services Group (The), Inc., 6.71%, 02/12/47	1.3%
Charles Schwab (The) Corp., Series H, 4.00%	1.3%
Lloyds Banking Group PLC, 8.00%	1.3%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Bank of America Corp., 6.63%	2.5%
Wells Fargo & Co., Series L, 7.50%	2.3%
Barclays PLC, 8.00%	2.1%
JPMorgan Chase & Co., Series NN, 6.88%	1.7%
Credit Agricole S.A., 6.70%	1.5%
Land O'Lakes, Inc., 8.00%	1.4%
BNP Paribas S.A., 8.50%	1.4%
Hartford Financial Services Group (The), Inc., 6.71%, 02/12/47	1.3%
Charles Schwab (The) Corp., Series H, 4.00%	1.3%
Lloyds Banking Group PLC, 8.00%	1.3%

C000092935 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Preferred Securitiesand Income Fund
Class Name	Class I
Trading Symbol	FPEIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Preferred Securities and Income Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/MF/FPEIX. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/MF/FPEIX
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Preferred Securities and Income Fund - Class I	$53	1.08%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.08%	[4]
Net Assets	$ 201,492,012
Holdings Count | Holding	209
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of April 30, 2025)
Fund net assets	$201,492,012
Total number of portfolio holdings	209
Portfolio turnover rate	25%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of April 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Bank of America Corp., 6.63%	2.5%
Wells Fargo & Co., Series L, 7.50%	2.3%
Barclays PLC, 8.00%	2.1%
JPMorgan Chase & Co., Series NN, 6.88%	1.7%
Credit Agricole S.A., 6.70%	1.5%
Land O'Lakes, Inc., 8.00%	1.4%
BNP Paribas S.A., 8.50%	1.4%
Hartford Financial Services Group (The), Inc., 6.71%, 02/12/47	1.3%
Charles Schwab (The) Corp., Series H, 4.00%	1.3%
Lloyds Banking Group PLC, 8.00%	1.3%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Bank of America Corp., 6.63%	2.5%
Wells Fargo & Co., Series L, 7.50%	2.3%
Barclays PLC, 8.00%	2.1%
JPMorgan Chase & Co., Series NN, 6.88%	1.7%
Credit Agricole S.A., 6.70%	1.5%
Land O'Lakes, Inc., 8.00%	1.4%
BNP Paribas S.A., 8.50%	1.4%
Hartford Financial Services Group (The), Inc., 6.71%, 02/12/47	1.3%
Charles Schwab (The) Corp., Series H, 4.00%	1.3%
Lloyds Banking Group PLC, 8.00%	1.3%

C000092936 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Preferred Securitiesand Income Fund
Class Name	Class R3
Trading Symbol	FPERX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Preferred Securities and Income Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/MF/FPERX. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/MF/FPERX
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Preferred Securities and Income Fund - Class R3	$82	1.65%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.65%	[5]
Net Assets	$ 201,492,012
Holdings Count | Holding	209
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of April 30, 2025)
Fund net assets	$201,492,012
Total number of portfolio holdings	209
Portfolio turnover rate	25%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of April 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Bank of America Corp., 6.63%	2.5%
Wells Fargo & Co., Series L, 7.50%	2.3%
Barclays PLC, 8.00%	2.1%
JPMorgan Chase & Co., Series NN, 6.88%	1.7%
Credit Agricole S.A., 6.70%	1.5%
Land O'Lakes, Inc., 8.00%	1.4%
BNP Paribas S.A., 8.50%	1.4%
Hartford Financial Services Group (The), Inc., 6.71%, 02/12/47	1.3%
Charles Schwab (The) Corp., Series H, 4.00%	1.3%
Lloyds Banking Group PLC, 8.00%	1.3%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Bank of America Corp., 6.63%	2.5%
Wells Fargo & Co., Series L, 7.50%	2.3%
Barclays PLC, 8.00%	2.1%
JPMorgan Chase & Co., Series NN, 6.88%	1.7%
Credit Agricole S.A., 6.70%	1.5%
Land O'Lakes, Inc., 8.00%	1.4%
BNP Paribas S.A., 8.50%	1.4%
Hartford Financial Services Group (The), Inc., 6.71%, 02/12/47	1.3%
Charles Schwab (The) Corp., Series H, 4.00%	1.3%
Lloyds Banking Group PLC, 8.00%	1.3%

C000092938 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust/Confluence Small Cap Value Fund
Class Name	Class A
Trading Symbol	FOVAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust/Confluence Small Cap Value Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/MF/FOVAX. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/MF/FOVAX
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust/Confluence Small Cap Value Fund - Class A	$75	1.60%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.60%	[6]
Net Assets	$ 17,766,167
Holdings Count | Holding	33
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of April 30, 2025)
Fund net assets	$17,766,167
Total number of portfolio holdings	33
Portfolio turnover rate	13%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of April 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
SJW Group	3.9%
Baldwin Insurance (The) Group, Inc.	3.9%
JBT Marel Corp.	3.8%
Hagerty, Inc., Class A	3.8%
I3 Verticals, Inc., Class A	3.8%
Altus Group Ltd.	3.6%
Sapiens International Corp., N.V.	3.5%
Cavco Industries, Inc.	3.5%
TripAdvisor, Inc.	3.5%
J&J Snack Foods Corp.	3.5%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
SJW Group	3.9%
Baldwin Insurance (The) Group, Inc.	3.9%
JBT Marel Corp.	3.8%
Hagerty, Inc., Class A	3.8%
I3 Verticals, Inc., Class A	3.8%
Altus Group Ltd.	3.6%
Sapiens International Corp., N.V.	3.5%
Cavco Industries, Inc.	3.5%
TripAdvisor, Inc.	3.5%
J&J Snack Foods Corp.	3.5%

C000092939 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust/Confluence Small Cap Value Fund
Class Name	Class C
Trading Symbol	FOVCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust/Confluence Small Cap Value Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/MF/FOVCX. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/MF/FOVCX
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust/Confluence Small Cap Value Fund - Class C	$110	2.35%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	2.35%	[7]
Net Assets	$ 17,766,167
Holdings Count | Holding	33
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of April 30, 2025)
Fund net assets	$17,766,167
Total number of portfolio holdings	33
Portfolio turnover rate	13%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of April 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
SJW Group	3.9%
Baldwin Insurance (The) Group, Inc.	3.9%
JBT Marel Corp.	3.8%
Hagerty, Inc., Class A	3.8%
I3 Verticals, Inc., Class A	3.8%
Altus Group Ltd.	3.6%
Sapiens International Corp., N.V.	3.5%
Cavco Industries, Inc.	3.5%
TripAdvisor, Inc.	3.5%
J&J Snack Foods Corp.	3.5%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
SJW Group	3.9%
Baldwin Insurance (The) Group, Inc.	3.9%
JBT Marel Corp.	3.8%
Hagerty, Inc., Class A	3.8%
I3 Verticals, Inc., Class A	3.8%
Altus Group Ltd.	3.6%
Sapiens International Corp., N.V.	3.5%
Cavco Industries, Inc.	3.5%
TripAdvisor, Inc.	3.5%
J&J Snack Foods Corp.	3.5%

C000092941 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust/Confluence Small Cap Value Fund
Class Name	Class I
Trading Symbol	FOVIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust/Confluence Small Cap Value Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/MF/FOVIX. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/MF/FOVIX
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust/Confluence Small Cap Value Fund - Class I	$63	1.35%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.35%	[8]
Net Assets	$ 17,766,167
Holdings Count | Holding	33
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of April 30, 2025)
Fund net assets	$17,766,167
Total number of portfolio holdings	33
Portfolio turnover rate	13%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of April 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
SJW Group	3.9%
Baldwin Insurance (The) Group, Inc.	3.9%
JBT Marel Corp.	3.8%
Hagerty, Inc., Class A	3.8%
I3 Verticals, Inc., Class A	3.8%
Altus Group Ltd.	3.6%
Sapiens International Corp., N.V.	3.5%
Cavco Industries, Inc.	3.5%
TripAdvisor, Inc.	3.5%
J&J Snack Foods Corp.	3.5%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
SJW Group	3.9%
Baldwin Insurance (The) Group, Inc.	3.9%
JBT Marel Corp.	3.8%
Hagerty, Inc., Class A	3.8%
I3 Verticals, Inc., Class A	3.8%
Altus Group Ltd.	3.6%
Sapiens International Corp., N.V.	3.5%
Cavco Industries, Inc.	3.5%
TripAdvisor, Inc.	3.5%
J&J Snack Foods Corp.	3.5%

C000118178 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Short Duration High Income Fund
Class Name	Class A
Trading Symbol	FDHAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Short Duration High Income Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/MF/FDHAX. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/MF/FDHAX
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Short Duration High Income Fund - Class A	$63	1.25%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.25%	[9]
Net Assets	$ 68,352,076
Holdings Count | Holding	222
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of April 30, 2025)
Fund net assets	$68,352,076
Total number of portfolio holdings	222
Portfolio turnover rate	45%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of April 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of net assets and total investments, respectively, of the Fund.
Fund Allocation
Corporate Bonds and Notes	47.4%
Senior Floating-Rate Loan Interests	35.4%
Foreign Corporate Bonds and Notes	9.1%
Money Market Funds	8.5%
Common Stocks	0.0%
Rights	0.0%
Net Other Assets and Liabilities	(0.4)%
Credit Quality(2)
Any amount shown as 0.0% represents less than 0.1%.
(2) The ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. "NR" indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

Credit Quality Explanation [Text Block]	The ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. "NR" indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Credit Ratings Selection [Text Block]	The ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated.
C000121471 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Short Duration High Income Fund
Class Name	Class C
Trading Symbol	FDHCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Short Duration High Income Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/MF/FDHCX. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/MF/FDHCX
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Short Duration High Income Fund - Class C	$100	2.00%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	2.00%	[10]
Net Assets	$ 68,352,076
Holdings Count | Holding	222
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of April 30, 2025)
Fund net assets	$68,352,076
Total number of portfolio holdings	222
Portfolio turnover rate	45%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of April 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of net assets and total investments, respectively, of the Fund.
Fund Allocation
Corporate Bonds and Notes	47.4%
Senior Floating-Rate Loan Interests	35.4%
Foreign Corporate Bonds and Notes	9.1%
Money Market Funds	8.5%
Common Stocks	0.0%
Rights	0.0%
Net Other Assets and Liabilities	(0.4)%
Credit Quality(2)
Any amount shown as 0.0% represents less than 0.1%.
(2) The ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. "NR" indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

Credit Quality Explanation [Text Block]	The ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. "NR" indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Credit Ratings Selection [Text Block]	The ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated.
C000121472 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Short Duration High Income Fund
Class Name	Class I
Trading Symbol	FDHIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Short Duration High Income Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/MF/FDHIX. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/MF/FDHIX
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Short Duration High Income Fund - Class I	$50	1.00%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.00%	[11]
Net Assets	$ 68,352,076
Holdings Count | Holding	222
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of April 30, 2025)
Fund net assets	$68,352,076
Total number of portfolio holdings	222
Portfolio turnover rate	45%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of April 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of net assets and total investments, respectively, of the Fund.
Fund Allocation
Corporate Bonds and Notes	47.4%
Senior Floating-Rate Loan Interests	35.4%
Foreign Corporate Bonds and Notes	9.1%
Money Market Funds	8.5%
Common Stocks	0.0%
Rights	0.0%
Net Other Assets and Liabilities	(0.4)%
Credit Quality(2)
Any amount shown as 0.0% represents less than 0.1%.
(2) The ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. "NR" indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

Credit Quality Explanation [Text Block]	The ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. "NR" indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Credit Ratings Selection [Text Block]	The ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated.
C000232962 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Managed Municipal Fund
Class Name	Class A
Trading Symbol	CWAAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Managed Municipal Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/MF/CWAAX. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/MF/CWAAX
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Managed Municipal Fund - Class A	$14(1)	0.90%(2)
(1)	Class A Shares commenced investment operations on March 4, 2025. Had the class been in operation for a complete six months, the cost of a $10,000 investment would have been higher.
(2)	Annualized.

Expenses Paid, Amount	$ 14	[12]
Expense Ratio, Percent	0.90%	[13]
Net Assets	$ 70,078,815
Holdings Count | Holding	134
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of April 30, 2025)
Fund net assets	$70,078,815
Total number of portfolio holdings	134
Portfolio turnover rate	15%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of April 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Credit Quality(1)
AAA	4.6
AA	35.5
A	32.8
BBB	12.5
BB	3.0
Not Rated	11.6
Sector Allocation
(1) The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

Credit Quality Explanation [Text Block]	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Credit Ratings Selection [Text Block]	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO.
C000232961 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Managed Municipal Fund
Class Name	Class I
Trading Symbol	CWAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Managed Municipal Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/MF/CWAIX. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/MF/CWAIX
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Managed Municipal Fund - Class I	$32	0.65%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.65%	[14]
Net Assets	$ 70,078,815
Holdings Count | Holding	134
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of April 30, 2025)
Fund net assets	$70,078,815
Total number of portfolio holdings	134
Portfolio turnover rate	15%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of April 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
AAA	4.6
AA	35.5
A	32.8
BBB	12.5
BB	3.0
Not Rated	11.6
Sector Allocation
(1) The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

Credit Quality Explanation [Text Block]	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Credit Ratings Selection [Text Block]	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO.

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.
[7]	Annualized.
[8]	Annualized.
[9]	Annualized.
[10]	Annualized.
[11]	Annualized.
[12]	Class A Shares commenced investment operations on March 4, 2025. Had the class been in operation for a complete six months, the cost of a $10,000 investment would have been higher.
[13]	Annualized.
[14]	Annualized.